FAIR VALUE MEASUREMENT (Details 1) $ in Thousands	12 Months Ended
Jun. 30, 2016 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ 305
Change in fair-value (included within other expenses, net)	93
Balance	$ 398